Goodwill and Other Intangible Assets [Text Block]	6 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]
5.    GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	2018	2019
	(in millions)
Balance at beginning of period
Goodwill (1)	¥633,452	¥626,009
Accumulated impairment losses (1)	(192,118)	(192,118)

	441,334	433,891
Goodwill acquired during the six months (2)	—	446,643
Impairment loss	—	(241,356)
Foreign currency translation adjustments and other	(10,179)	(22,558)

Balance at end of period
Goodwill	623,273	1,050,094
Accumulated impairment losses	(192,118)	(433,474)

	¥431,155	¥616,620

Note s :	(1)	Goodwill originally recognized was ¥1,900,019 million, which has been fully impaired before April 1, 201 8 .
	(2)	See Note 2 for the goodwill acquired in connection with acquisitions.

The impairment losses on goodwill for the six months ended September 30, 2019 w ere
¥241,356
million and relating to Danamon reporting unit, which is included in impairment of goodwill in the accompanying condensed consolidated statements of income. In determining the acquisition price of Bank Danamon, the results of multiple valuation techniques were considered with an expectation to benefit from Danamon’s foothold in the developing local retail and SME segments to deepen its banking franchise in Indonesia. After the acquisition of Danamon by MUFG Bank, Danamon’s market capitalization decreased. As a result, the fair value of the reporting unit as an exit price was measured on June 30, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill with the fair value fallen below the carrying amount of the reporting unit, including goodwill, reflecting a reduction in stock price as well as changes in the inputs to the valuation techniques in comparison to the ones considered in determining the acquisition price such as discount rate. The measurement of the fair value of the reporting unit was primarily based on a market approach, and was also corroborated by multiple valuation techniques.
Other Intangible Assets
The table below presents the net carrying amount by major class of other intangible assets at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in millions)
Intangible assets subject to amortization:
Software	¥673,638	¥715,487
Customer relationships	141,410	306,089
Core deposit intangibles	38,153	78,129
Trade names	42,921	57,556
Other	5,381	12,034

Total	901,503	1,169,295
Intangible assets not subject to amortization:
Other (1)	25,693	32,106

Total	¥927,196	¥1,201,401

Note:	(1)
Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥
17,431
 million and ¥
23,480
 million at March 31, 2019 and September 30, 2019, respectively.

The impairment losses on other intangible assets for the six months ended September 30, 2018 and 2019 were ¥667 million and ¥2,334 million, respectively, which are included in
I
mpairment of intangible assets in the accompanying condensed consolidated statements of income.